Trade Payables (Details) - Schedule of trade payables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade payables [Abstract]
Accrued expenses	$ 758	$ 279
Open debts	441	277
Trade payables	$ 1,199	$ 556